Designated Accounting Hedges - Summary of Average Rate or Price of Hedging Instruments (Detail)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.53	1.47
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | GBP - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.77	1.7
Cash flow hedges [member] | Foreign exchange risk [member] | Cross-currency interest rate swap [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.9	0.91
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.83%	3.44%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.68%	4.09%
Cash flow hedges [member] | Equity price risk [member] | Equity swaps [member]
Disclosure of detailed information about hedged items [line items]
Average share price	89.81	72.68
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | AUD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.93	0.92
NIFO hedges [member] | Foreign exchange risk [member] | Foreign Currency Forward Contracts [member] | HKD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	0.18	0.18
Fair value hedges [member] | Interest rate risk [member] | Interest rate swap contract [member] | Canadian currency [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.90%	3.71%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | USD - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.42	1.32
Average fixed interest rate	2.56%	2.06%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | EUR - CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.5	1.46
Average fixed interest rate	0.94%	0.63%
Fair value hedges [member] | Foreign Exchange Or Interest Rate Risk [member] | Cross-currency interest rate swap [member] | CHF – CAD [member]
Disclosure of detailed information about hedged items [line items]
Average exchange rate	1.41	1.38
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Denominated in U.S. dollars [member]
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.82%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Euro Member Countries, Euro
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.24%	0.89%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | United Kingdom, Pounds
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.14%	0.82%
Fair value hedges [member] | Currency or interest rate risk [member] | Interest rate swap contract [member] | Switzerland, Francs
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.26%	0.23%